GENERAL - Narrative (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Sep. 08, 2025 USD ($) shares	Jan. 16, 2025 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) market	Dec. 31, 2024 USD ($) company	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Business Combination [Line Items]
Number of main markets | market				2
Goodwill			$ 1,821,969	$ 2,440,532	$ 1,849,668	$ 1,821,969
Acquisition costs				9,066	3,167	13,987
Cognigy GmBH
Business Combination [Line Items]
Cash consideration	$ 887,358
Contingent consideration	50,000
Contingent cash consideration	$ 25,000
Equity contingent consideration (in shares) | shares	159,552
Contingent consideration, requisite service period	2 years
Goodwill				$ 578,775
2020 Subsidiary
Business Combination [Line Items]
Business acquisition, percentage of voting interests acquired		29.90%					20.00%	50.10%
Consideration transferred in acquisition		$ 36,466					$ 14,000
2024 Acquisitions
Business Combination [Line Items]
Consideration transferred in acquisition					$ 68,910
Number of businesses acquired | company					2
Intangible assets acquired in a business combination					$ 41,802
Goodwill					$ 27,091
LiveVox Inc.
Business Combination [Line Items]
Consideration transferred in acquisition			424,117
Goodwill			186,193			186,193
Business Combination, Series of Individually Immaterial Business Combinations
Business Combination [Line Items]
Consideration transferred in acquisition						22,815
Intangible assets acquired in a business combination			13,247			13,247
Goodwill			$ 10,682			$ 10,682